Lease - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 2,378,664	₩ 2,395,319
Less : Unearned finance income		(1,139,274)	(1,194,627)
Net investment in finance lease	[1]	1,239,390	1,200,692
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		181,930	172,528
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		169,693	163,937
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		166,787	158,933
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		166,196	156,450
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		166,965	155,068
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 1,527,093	₩ 1,588,403

[1]	Including the present value of unguaranteed residual value amounting to ￦19,574 million and ￦22,910 million, as of December 31, 2021 and 2022, respectively.